UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31
                                           ------------------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN INVESTMENTS

Closed-End Funds

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report September 30, 2009

----------------------------------
NUVEEN SELECT
MATURITIES MUNICIPAL FUND
NIM

                                                                    SEPTEMBER 09

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OR

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If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                        LOGO: NUVEEN INVESTMENTS

[PHOTO OF ROBERT P. BREMNER]

Chairman's
Letter to Shareholders

DEAR SHAREHOLDER,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. The major institutions that are the linchpin of the international financial system are strengthening their capital structures, but many still struggle with losses in their various portfolios. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

After considerable volatility in the first few months of 2009, both the fixed-income and equity markets have seen a partial recovery. A fundamental component of a successful long-term investment program is a commitment to remain invested during market downturns in order to be better positioned to benefit from any recovery. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of this year as part of the annual management contract renewal process. I encourage you to read the description of this process in the Annual Investment Management Agreement Approval Process section of this report.

Remaining invested through market downturns and reconfirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on these subjects. For recent developments on all your Nuveen Funds, please visit the Nuveen web site: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner
----------------------------
Robert P. Bremner
Chairman of the Board
November 24, 2009

                                                            Nuveen Investments 1

Portfolio Manager's Comments

Nuveen Select Maturities Municipal Fund (NIM)

Portfolio manager Paul Brennan discusses key investment strategies and the six-month performance of the Nuveen Select Maturities Municipal Fund. With 18 years of investment experience, including twelve years with Nuveen, Paul has managed NIM since 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 2009?

During this reporting period, municipal bond prices generally rose, as strong cash flows into municipal bond funds combined with tighter supply of new tax-exempt issuance to provide favorable supply and demand conditions.

One reason for the supply reduction was the introduction of the Build America Bond program. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds provide municipal issuers with a federal subsidy equal to 35% of the security's interest payments, and therefore offer issuers an attractive alternative to traditional tax-exempt debt. As of September 30, 2009, approximately 20% of new bonds issued in the municipal market were issued as taxable Build America Bonds, totaling more than $33 billion. Since interest payments from these bonds represent taxable income, we did not see them as a good opportunity for NIM. Also, Build America Bonds generally are not as cost-effective for issuers offering short and intermediate maturities, since the majority of these taxable bonds have been issued with longer maturities. Consequently, the supply of tax-exempt bonds has been more constrained at the long end of the maturity spectrum. Despite this, we continued to find attractive opportunities for NIM, especially in the short and intermediate maturity categories of the tax-exempt municipal market.

Overall, we continued to focus on relative value by taking a bottom-up approach to discover undervalued sectors and individual credits with the potential to perform well over the long term. Specifically, we were purchasing tobacco bonds, which we thought represented good value following the sell-off in 2008. While some of our activity involved replacing tobacco bonds that had been called from NIM's portfolio, we were also adding incrementally to our tobacco exposure. We also purchased a few bonds in the health care sector, where supply was more plentiful because hospitals generally do not qualify for the Build America Bond program and so must continue to issue bonds in the tax-exempt municipal market. In the "other revenue" category, we added some gas pre-payment bonds. Municipal utilities use the proceeds from these tax-exempt credits to pre-pay for gas supplies to be delivered over a long period, such as 15 years.

Cash for new purchases during this period was generated largely by maturing or called bonds. We also were reinvesting the Fund's cash reserves, which we had allowed to

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGER AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUND DISCLAIMS ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments
increase slightly in order to better position NIM amid the market uncertainty of the previous reporting period.

HOW DID THE FUND PERFORM?

Results for NIM, as well as relevant index information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON NET ASSET VALUE*
FOR PERIODS ENDED 9/30/09

                                                               SIX-MONTH      1-YEAR     5-YEAR        10-YEAR
---------------------------------------------------------------------------------------------------------------
NIM                                                                 8.46%      10.95%      4.52%          3.90%

Barclays Capital 7-Year Municipal Bond Index(1)                     5.85%      12.51%      4.89%          5.65%
Standard & Poor's (S&P) National Municipal Bond Index(2)           10.95%      14.42%      4.70%          5.74%
---------------------------------------------------------------------------------------------------------------

For the six months ended September 30, 2009, NIM's cumulative return on net asset value (NAV) exceeded the return for the Barclays Capital 7-Year Municipal Bond Index but underperformed the Standard & Poor's (S&P) National Municipal Bond Index. Key management factors that influenced the Fund's return for this period included duration and yield curve positioning, credit exposure and sector allocation.

During this period, we saw yields on tax-exempt bonds decline and bond valuations increase, especially at the longer end of the municipal yield curve. Bonds in the Barclays Capital Municipal Bond Index with maturities longer than 15 years, particularly those with the longest maturities (22 years and longer), benefited the most from this interest rate environment. These bonds generally outperformed credits with shorter maturities, with bonds maturing in one to two years posting the weakest returns for the period. In general, this environment was advantageous for NIM, which, as an intermediate-term strategy Fund,(3) benefited significantly from the decline in yields in the intermediate part of the curve. Overall, we believe NIM was well positioned in terms of duration and yield curve positioning during this period.

While duration and yield curve positioning played an important role, in NIM's performance for this six-month period, so did credit exposure. As noted earlier, demand for municipal bonds increased among both institutional and individual investors during this period. This increase was driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new municipal securities declined. As investors bid up municipal bond prices, bonds rated BBB or below and non-rated bonds generally outperformed those rated AAA. In this environment, NIM's performance benefited greatly from its allocations of bonds rated A, BBB and below, and non-rated bonds, which comprised approximately 63% of its portfolio at period end.

Holdings that generally contributed positively to NIM's performance included industrial development revenue (IDR), health care and special tax bonds, all of which outperformed the overall municipal market during this period. In particular, NIM benefited from its weightings in IDR and health care credits. Bonds backed by the 1998 master tobacco settlement agreement also posted strong returns. As of September 30, 2009, NIM's holdings of lower-rated tobacco bonds accounted for more than 4% of its portfolio, providing a meaningful contribution to performance.

* Six-month returns are cumulative; returns for one-year, five-year and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the Performance Overview page for NIM in this report.

(1) The Barclays Capital (formerly Lehman Brothers) 7-Year Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds with maturities ranging from six to eight years. Results for this Barclays Capital index do not reflect any expenses, and this index is not available for direct investment.

(2) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market.

(3) In keeping with its investment parameters, NIM maintains an average effective maturity of twelve years or less for portfolio holdings.

                                                            Nuveen Investments 3

Pre-refunded bonds, which are often backed by U.S. Treasury securities and which had been one of the top performing segments of the municipal bond market over the past two years, performed especially poorly during this period. This was due primarily to their shorter effective maturities and higher credit quality. NIM's weighting in pre-refunded bonds, which was slightly below the market average, lessened the negative impact of these holdings on the Fund's performance. Additional market segments that lagged the overall municipal market included general obligation bonds and resource recovery and water and sewer credits.

4 Nuveen Investments

Dividend and Share Price Information

The dividend of NIM remained stable throughout the six-month reporting period ended September 30, 2009.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2009, NIM had a positive UNII balance, based upon our best estimate, for tax purposes and a negative UNII balance for financial statement purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Fund's repurchase program, during July 2008, NIM has not repurchased any of its outstanding common shares.

As of September 30, 2009, the share price of NIM was trading at a premium of +0.29% to its NAV. The Fund's average premium over the entire six-month reporting period was +1.30%.

                                                            Nuveen Investments 5

NIM Performance OVERVIEW | Nuveen Select Maturities Municipal Fund as of September 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                        $      10.31
--------------------------------------------------------------------------------
Net Asset Value                                                    $      10.28
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  0.29%
--------------------------------------------------------------------------------
Market Yield                                                               4.07%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                5.65%
--------------------------------------------------------------------------------
Net Assets ($000)                                                  $    127,582
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                             9.85
--------------------------------------------------------------------------------
Modified Duration                                                          3.88
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/18/92)
--------------------------------------------------------------------------------
                                                 ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                               5.50%           8.46%
--------------------------------------------------------------------------------
1-Year                                                    20.22%          10.95%
--------------------------------------------------------------------------------
5-Year                                                     6.14%           4.52%
--------------------------------------------------------------------------------
10-Year                                                    5.39%           3.90%
--------------------------------------------------------------------------------

STATES
(as a % of total municipal bonds)
--------------------------------------------------------------------------------
Illinois                                                                   14.4%
--------------------------------------------------------------------------------
Colorado                                                                   13.0%
--------------------------------------------------------------------------------
Pennsylvania                                                                7.5%
--------------------------------------------------------------------------------
Texas                                                                       6.8%
--------------------------------------------------------------------------------
New York                                                                    6.1%
--------------------------------------------------------------------------------
South Carolina                                                              6.0%
--------------------------------------------------------------------------------
Florida                                                                     5.8%
--------------------------------------------------------------------------------
Arkansas                                                                    4.2%
--------------------------------------------------------------------------------
Wisconsin                                                                   3.9%
--------------------------------------------------------------------------------
Kansas                                                                      3.1%
--------------------------------------------------------------------------------
Alabama                                                                     2.4%
--------------------------------------------------------------------------------
Iowa                                                                        2.3%
--------------------------------------------------------------------------------
Tennessee                                                                   2.1%
--------------------------------------------------------------------------------
Massachusetts                                                               2.0%
--------------------------------------------------------------------------------
Minnesota                                                                   1.8%
--------------------------------------------------------------------------------
North Carolina                                                              1.6%
--------------------------------------------------------------------------------
Connecticut                                                                 1.6%
--------------------------------------------------------------------------------
Louisiana                                                                   1.5%
--------------------------------------------------------------------------------
Other                                                                      13.9%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.1%
--------------------------------------------------------------------------------
Utilities                                                                  18.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     13.3%
--------------------------------------------------------------------------------
Health Care                                                                11.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.2%
--------------------------------------------------------------------------------
Transportation                                                              5.8%
--------------------------------------------------------------------------------
Long-Term Care                                                              5.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           4.9%
--------------------------------------------------------------------------------
Consumer Staples                                                            4.5%
--------------------------------------------------------------------------------
Euro Dollar Time Deposit                                                    0.3%
--------------------------------------------------------------------------------
Other                                                                      10.7%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL MUNICIPAL BONDS)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   32%
AA                                                                            6%
A                                                                            33%
BBB                                                                          18%
BB or Lower                                                                   3%
N/R                                                                           8%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                   [BAR CHART]
Oct                                                                     $ 0.0365
Nov                                                                       0.0365
Dec                                                                       0.0365
Jan                                                                       0.0365
Feb                                                                       0.0365
Mar                                                                        0.035
Apr                                                                        0.035
May                                                                        0.035
Jun                                                                        0.035
Jul                                                                        0.035
Aug                                                                        0.035
Sep                                                                        0.035

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]
10/01/08                                                                $   9.36
                                                                            9.35
                                                                            8.48
                                                                             8.8
                                                                            9.29
                                                                             9.3
                                                                            9.25
                                                                             9.3
                                                                            9.11
                                                                            9.16
                                                                            9.04
                                                                             9.1
                                                                             9.3
                                                                            9.12
                                                                             9.5
                                                                            9.94
                                                                            9.82
                                                                            9.41
                                                                           10.13
                                                                            9.82
                                                                            9.88
                                                                            9.56
                                                                            9.89
                                                                            9.87
                                                                            9.98
                                                                            9.88
                                                                             9.9
                                                                           10.16
                                                                            10.1
                                                                           10.02
                                                                            9.99
                                                                            9.99
                                                                           10.04
                                                                              10
                                                                            9.96
                                                                           10.15
                                                                           9.975
                                                                            9.95
                                                                            9.91
                                                                           10.13
                                                                           10.08
                                                                            10.2
                                                                           10.03
                                                                            9.99
                                                                           10.01
                                                                            9.98
                                                                            9.98
                                                                           10.03
                                                                         10.1199
                                                                           10.01
                                                                          10.122
                                                                           10.25
                                                                           10.35
9/30/09                                                                  10.3099

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

6 Nuveen Investments

NIM | Shareholder Meeting Report

The annual meeting of shareholders was held on July 28, 2009, in the Lobby Conference Room, 333 West Wacker Drive, Chicago, IL 60606; at this meeting the shareholders were asked to vote on the election of Board Members.

                                                                             NIM
--------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
   Robert P. Bremner For                                              10,668,059
   Withhold                                                              207,179
--------------------------------------------------------------------------------
   Total                                                              10,875,238
================================================================================
   Jack B. Evans
   For                                                                10,669,973
   Withhold                                                              205,265
--------------------------------------------------------------------------------
   Total                                                              10,875,238
================================================================================
   William J. Schneider
   For                                                                10,668,273
   Withhold                                                              206,965
--------------------------------------------------------------------------------
   Total                                                              10,875,238
================================================================================

                                                            Nuveen Investments 7

NIM | Nuveen Select Maturities Municipal Fund
    | Portfolio of Investments September 30, 2009 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.4%
$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue          12/11 at 101.00            A-   $     2,062,860
                   Bonds, Series 2001, 5.750%, 12/01/17
          500   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,         2/10 at 100.00           AAA           489,170
                   Series 2003B, 5.250%, 2/01/12 - FSA Insured
          500   Marshall County Healthcare Authority, Alabama, Revenue Bonds,        1/12 at 101.00            A-           517,585
                   Series 2002A, 6.250%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Alabama                                                                                             3,069,615
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.0%
                Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                Bonds, Series 2007:
          100      5.000%, 12/01/17                                                    No Opt. Call             A            99,483
           85      5.250%, 12/01/19                                                    No Opt. Call             A            85,835
           35      5.000%, 12/01/32                                                    No Opt. Call             A            34,292
          380      5.000%, 12/01/37                                                    No Opt. Call             A           366,081
          750   Surprise Municipal Property Corporation, Arizona, Wastewater         4/11 at 100.00           N/R           707,925
                   System Revenue Bonds, Series 2007, 4.500%, 4/01/17
------------------------------------------------------------------------------------------------------------------------------------
        1,350   Total Arizona                                                                                             1,293,616
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 4.1%
        1,000   Fort Smith, Arkansas, Water and Sewer Revenue Refunding and         10/11 at 100.00           AAA         1,090,440
                   Construction Bonds, Series 2002A, 5.250%, 10/01/17
                   (Pre-refunded 10/01/11) - FSA Insured
        1,500   Jefferson County, Arkansas, Pollution Control Revenue Bonds,         6/11 at 100.00            A-         1,522,500
                   Entergy Arkansas Inc. Project, Series 2006, 4.600%, 10/01/17
        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,             No Opt. Call          BBB+         1,079,720
                   Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12
        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,         No Opt. Call             A         1,557,289
                   Series 1992A, 6.500%, 7/01/15 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Arkansas                                                                                            5,249,949
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.2%
          400   California Health Facilities Financing Authority, Revenue            7/15 at 100.00             A           402,304
                   Bonds, Catholic Healthcare West, Series 2008H, 5.125%,
                   7/01/22
          255   Golden State Tobacco Securitization Corporation, California,         6/17 at 100.00           BBB           236,464
                   Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                   2007A-1, 4.500%, 6/01/27
        2,000   Palomar Pomerado Health, California, General Obligation Bonds,         No Opt. Call           AAA           870,820
                   Election of 2004, Series 2009A, 0.000%, 8/01/25 - AGC
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
        2,655   Total California                                                                                          1,509,588
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 12.8%
        2,895   Centennial Downs Metropolitan District, Colorado, General           12/14 at 100.00           N/R         3,241,155
                   Obligation Bonds, Series 1999, 5.000%, 12/01/20 - AMBAC
                   Insured
        1,200   Colorado Educational and Cultural Facilities Authority,              7/12 at 100.00           BBB         1,199,868
                   Charter School Revenue Bonds, Douglas County School
                   District RE-1 - DCS Montessori School, Series 2002A,
                   6.000%, 7/15/22
        1,175   Colorado Educational and Cultural Facilities Authority,             12/13 at 100.00             A         1,186,774
                   Revenue Bonds, Classical Academy Charter School, Series
                   2003, 4.500%, 12/01/18 - SYNCORA GTY Insured
          245   Colorado Housing Finance Authority, Single Family Program            4/10 at 105.00            AA           262,072
                   Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative
                   Minimum Tax)
        1,025   Denver Health and Hospitals Authority, Colorado, Healthcare         12/11 at 100.00       N/R (4)         1,134,952
                   Revenue Bonds, Series 2001A, 6.000%, 12/01/23 (Pre-refunded
                   12/01/11)
        1,465   Denver West Metropolitan District, Colorado, General                12/13 at 100.00          BBB-         1,328,008
                   Obligation Refunding and Improvement Bonds, Series 2003,
                   4.500%, 12/01/18 - RAAI Insured
        1,500   E-470 Public Highway Authority, Colorado, Senior Revenue               No Opt. Call             A         1,563,435
                   Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put
                   9/01/13) - NPFG Insured
        1,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,          No Opt. Call             A           177,720
                   Series 2004B, 0.000%, 3/01/36 - NPFG Insured

8 Nuveen Investments

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)
$          10   El Paso County, Colorado, FNMA Mortgage-Backed Single Family           No Opt. Call           Aaa   $        10,856
                   Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11
        1,050   Erie, Boulder and Weld Counties, Colorado, Water Enterprise         12/09 at 100.00           N/R           864,717
                   Revenue Bonds, Series 1998, 5.000%, 12/01/23 - ACA Insured
           70   Northwest Parkway Public Highway Authority, Colorado, Revenue        6/11 at 102.00           AAA            76,415
                   Bonds, Senior Series 2001A, 5.250%, 6/15/41 (Pre-refunded
                   6/15/11) - FSA Insured
        5,875   Northwest Parkway Public Highway Authority, Colorado, Senior          6/11 at 38.04       N/R (4)         2,181,799
                   Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27
                   (Pre-refunded 6/15/11) - AMBAC Insured
        2,845   University of Colorado Hospital Authority, Revenue Bonds,           11/11 at 100.00        A3 (4)         3,114,393
                   Series 2001A, 5.600%, 11/15/21 (Pre-refunded 11/15/11)
------------------------------------------------------------------------------------------------------------------------------------
       20,355   Total Colorado                                                                                           16,342,164
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.5%
                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          395   5.500%, 1/01/14 (Alternative Minimum Tax)                            1/10 at 100.00           BBB           395,423
        1,570   5.500%, 1/01/15 (Alternative Minimum Tax)                            1/10 at 100.00           BBB         1,571,413
------------------------------------------------------------------------------------------------------------------------------------
        1,965   Total Connecticut                                                                                         1,966,836
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.7%
        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue           10/13 at 100.00             A         2,516,280
                   Bonds, Series 2003, 5.250%, 10/01/17 - NPFG Insured
        1,000   Florida Citizens Property Insurance Corporation, High Risk             No Opt. Call            A+         1,069,210
                   Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 - NPFG
                   Insured
          600   Florida Department of Environmental Protection, Florida              7/17 at 101.00           AA-           674,772
                   Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/19 - NPFG
                   Insured
           45   JEA, Florida, Electric Revenue Certificates, Series 1973-2,            No Opt. Call           AAA            49,392
                   6.800%, 7/01/12 (ETM)
        2,000   Orange County, Florida, Tourist Development Tax Revenue Bonds,      10/15 at 100.00            A+         2,130,160
                   Series 2005, 5.000%, 10/01/22 - AMBAC Insured
          265   Port Everglades Authority, Florida, Port Facilities Revenue            No Opt. Call           AAA           314,892
                   Bonds, Series 1986, 7.125%, 11/01/16 (ETM)
          500   South Miami Health Facilities Authority, Florida, Hospital           8/17 at 100.00           AA-           518,075
                   Revenue, Baptist Health System Obligation Group, Series
                   2007, 5.000%, 8/15/27
------------------------------------------------------------------------------------------------------------------------------------
        6,810   Total Florida                                                                                             7,272,781
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%
          405   Cherokee County Water and Sewerage Authority, Georgia, Revenue       8/22 at 100.00         A (4)           464,065
                   Bonds, Series 1995, 5.200%, 8/01/25 (Pre-refunded 8/01/22)
                   - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.1%
          100   Madison County, Idaho, Hospital Revenue Certificates of              9/16 at 100.00          BBB-            86,747
                   Participation, Madison Memorial Hospital,
                   Series 2006, 5.250%, 9/01/37
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.2%
          635   Chicago, Illinois, Tax Increment Allocation Bonds,                   1/10 at 100.00           N/R           635,508
                   Irving/Cicero Redevelopment Project, Series 1998, 7.000%,
                   1/01/14
        1,500   Cook County Township High School District 208, Illinois,            12/15 at 100.00            A1         1,648,785
                   General Obligation Bonds, Series 2006, 5.000%, 12/01/21 -
                   NPFG Insured
        2,000   Huntley, Illinois, Special Service Area 9, Special Tax Bonds,        3/17 at 100.00           AAA         2,105,840
                   Series 2007, 5.100%, 3/01/28 - AGC Insured
        4,800   Illinois Development Finance Authority, GNMA Collateralized          4/11 at 105.00           Aaa         5,529,311
                   Mortgage Revenue Bonds, Greek American Nursing Home
                   Committee, Series 2000A, 7.600%, 4/20/40
        2,000   Illinois Development Finance Authority, Revenue Refunding            4/10 at 102.00           Ba1         1,952,220
                   Bonds, Olin Corporation, Series 1993D, 6.750%, 3/01/16
        2,000   Illinois Educational Facilities Authority, Revenue Bonds, Art        3/14 at 100.00            A+         2,124,560
                   Institute of Chicago, Series 2000, 4.450%, 3/01/34
                   (Mandatory put 3/01/15)

                                                            Nuveen Investments 9

    | Portfolio of Investments September 30, 2009 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)
$       1,000   Illinois Educational Facilities Authority, Student Housing           5/12 at 101.00           Aaa   $     1,155,080
                   Revenue Bonds, Educational Advancement Foundation Fund,
                   University Center Project, Series 2002, 6.625%, 5/01/17
                   (Pre-refunded 5/01/12)
          250   Illinois Finance Authority, Revenue Bonds, Roosevelt                 4/17 at 100.00          Baa1           257,495
                   University, Series 2007, 5.250%, 4/01/22
           25   Illinois Health Facilities Authority, Revenue Bonds, Condell         5/10 at 101.00      Baa3 (4)            26,163
                   Medical Center, Series 2000, 6.350%, 5/15/15 (Pre-refunded
                   5/15/10)
           20   Illinois Health Facilities Authority, Revenue Bonds, Condell           No Opt. Call           Aaa            22,136
                   Medical Center, Series 2002, 5.250%, 5/15/12 (ETM)
           70   Illinois Health Facilities Authority, Revenue Bonds, Lutheran          No Opt. Call           AAA            74,983
                   General Health System, Series 1993A, 6.125%, 4/01/12 - FSA
                   Insured (ETM)
          695   Illinois Health Facilities Authority, Revenue Bonds, Silver          2/10 at 101.00           BBB           699,128
                   Cross Hospital and Medical Centers, Series 1999, 5.500%,
                   8/15/19
        1,355   Kane & DeKalb Counties, Illinois, Community United School              No Opt. Call            A3           927,999
                   District 301, General Obligation Bonds, Series 2006,
                   0.000%, 12/01/18 - NPFG Insured
          700   Regional Transportation Authority, Cook, DuPage, Kane, Lake,           No Opt. Call           AA+           911,687
                   McHenry and Will Counties, Illinois, General Obligation
                   Bonds, Series 1994D, 7.750%, 6/01/19 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       17,050   Total Illinois                                                                                           18,070,895
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.2%
          250   Jasper County, Indiana, Pollution Control Revenue Refunding            No Opt. Call            AA           278,668
                   Bonds, Northern Indiana Public Service Company Project,
                   Series 1994A Remarketed, 5.850%, 4/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.2%
        1,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis            7/10 at 100.00            A1         1,009,320
                   Medical Center, Series 2000, 6.250%, 7/01/25
        1,725   Iowa Tobacco Settlement Authority, Tobacco Settlement                6/11 at 101.00           AAA         1,848,389
                   Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                   (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
        2,725   Total Iowa                                                                                                2,857,709
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.0%
        3,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and          11/11 at 101.00            A+         3,614,134
                   Improvement Bonds, Via Christi Health System Inc., Series
                   2001-III, 5.500%, 11/15/21
          250   Wyandotte County-Kansas City Unified Government, Kansas, Sales      12/15 at 100.00           N/R           258,013
                   Tax Special Obligation Bonds, Redevelopment Project Area B,
                   Series 2005, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
        3,750   Total Kansas                                                                                              3,872,147
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.2%
          325   Kentucky Economic Development Finance Authority, Louisville          6/18 at 100.00           AAA           359,775
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008A-1, 5.750%, 12/01/28 - AGC Insured
        1,120   Kentucky Housing Corporation, Housing Revenue Bonds, Series          1/15 at 100.60           AAA         1,134,974
                   2005G, 5.000%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,445   Total Kentucky                                                                                            1,494,749
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.5%
        1,010   Louisiana Public Facilities Authority, Revenue Bonds, Baton          7/14 at 100.00             A         1,054,753
                   Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - NPFG
                   Insured
                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
          560      5.500%, 5/15/30                                                   5/11 at 101.00           BBB           567,392
          245      5.875%, 5/15/39                                                   5/11 at 101.00           BBB           238,449
------------------------------------------------------------------------------------------------------------------------------------
        1,815   Total Louisiana                                                                                           1,860,594
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%
        1,100   Maryland Energy Financing Administration, Revenue Bonds, AES         3/10 at 100.00           N/R         1,100,495
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

10 Nuveen Investments

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.9%
$         500   Massachusetts Development Finance Agency, Revenue Bonds,            10/17 at 100.00           N/R   $       437,760
                   Orchard Cove, Series 2007, 5.000%, 10/01/19
        1,445   Massachusetts Housing Finance Agency, Rental Housing Mortgage        7/10 at 100.00             A         1,459,667
                   Revenue Bonds, Series 2000H, 6.650%, 7/01/41 - NPFG Insured
                   (Alternative Minimum Tax)
          190   Massachusetts Housing Finance Agency, Single Family Housing          6/10 at 100.00            AA           192,595
                   Revenue Bonds, Series 84, 5.000%, 12/01/13 (Alternative
                   Minimum Tax)
                Massachusetts Port Authority, Special Facilities Revenue
                Bonds, Delta Air Lines Inc., Series 2001A:
          100      5.200%, 1/01/20 - AMBAC Insured (Alternative Minimum Tax)         1/11 at 101.00           N/R            77,930
          435      5.000%, 1/01/27 - AMBAC Insured (Alternative Minimum Tax)         1/11 at 101.00           N/R           296,992
------------------------------------------------------------------------------------------------------------------------------------
        2,670   Total Massachusetts                                                                                       2,464,944
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.4%
        1,000   Cornell Township Economic Development Corporation, Michigan,         5/12 at 100.00           AAA         1,115,910
                   Environmental Improvement Revenue Refunding Bonds,
                   MeadWestvaco Corporation-Escanaba Project, Series 2002,
                   5.875%, 5/01/18 (Pre-refunded 5/01/12)
          525   Michigan State Hospital Finance Authority, Hospital Revenue          1/10 at 100.00            BB           500,540
                   Refunding Bonds, Sinai Hospital, Series 1995, 6.625%,
                   1/01/16
          185   Michigan State Hospital Finance Authority, Revenue Refunding         2/10 at 100.00           BB-           185,126
                   Bonds, Detroit Medical Center, Series 1988A, 8.125%, 8/15/12
------------------------------------------------------------------------------------------------------------------------------------
        1,710   Total Michigan                                                                                            1,801,576
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.7%
        1,100   Becker, Minnesota, Pollution Control Revenue Bonds, Northern         8/12 at 101.00            A1         1,266,111
                   States Power Company, Series 1993A, 8.500%, 9/01/19
          250   Northern Municipal Power Agency, Minnesota, Electric System            No Opt. Call           AAA           280,185
                   Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 -
                   AGC Insured
          640   White Earth Band of Chippewa Indians, Minnesota, Revenue               No Opt. Call           N/R           660,710
                   Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------
        1,990   Total Minnesota                                                                                           2,207,006
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.7%
                Mississippi Hospital Equipment and Facilities Authority,
                Revenue Bonds, Baptist Memorial Healthcare,
                Series 2004B-1:
          280      5.000%, 9/01/16                                                     No Opt. Call            AA           303,828
          300      5.000%, 9/01/24                                                   9/14 at 100.00            AA           312,450
          250   Warren County, Mississippi, Gulf Opportunity Zone Revenue            8/11 at 100.00           BBB           223,025
                   Bonds, International Paper Company, Series 2006A, 4.800%,
                   8/01/30
------------------------------------------------------------------------------------------------------------------------------------
          830   Total Mississippi                                                                                           839,303
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.1%
           60   University of Montana, Revenue Bonds, Series 1996D, 5.375%,         11/09 at 100.00         A (4)            70,937
                   5/15/19 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.9%
        1,000   Dodge County School District 1, Nebraska, Fremont Public            12/14 at 100.00           Aa3         1,125,660
                   Schools, General Obligation Bonds, Series 2004, 5.000%,
                   12/15/19 - FSA Insured
           30   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan         No Opt. Call           Aa2            32,460
                   Program, Series 1993A-5B, 6.250%, 6/01/18 - MBIA Insured
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,030   Total Nebraska                                                                                            1,158,120
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.4%
                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000:
          800      0.000%, 1/01/15 - AMBAC Insured                                     No Opt. Call          Caa2           154,328
           35      0.000%, 1/01/16 - AMBAC Insured                                     No Opt. Call          Caa2             5,895
          120      0.000%, 1/01/18 - AMBAC Insured                                     No Opt. Call          Caa2            16,327
           50      0.000%, 1/01/20 - AMBAC Insured                                     No Opt. Call          Caa2             5,735
          250   Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue        6/19 at 100.00             A           284,578
                   Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
        1,255   Total Nevada                                                                                                466,863
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 11

    | Portfolio of Investments September 30, 2009 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.6%
$         410   Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal         No Opt. Call           BB-   $       315,065
                   Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16
                   (Alternative Minimum Tax)
          445   Tobacco Settlement Financing Corporation, New Jersey, Tobacco        6/17 at 100.00           BBB           419,755
                   Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%,
                   6/01/23
------------------------------------------------------------------------------------------------------------------------------------
          855   Total New Jersey                                                                                            734,820
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.0%
        1,000   Dormitory Authority of the State of New York, Revenue Bonds,         7/13 at 100.00          BBB+         1,064,270
                   Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 - RAAI
                   Insured
          240   New York City Industrial Development Agency, New York, Civic           No Opt. Call           N/R           234,602
                   Facility Revenue Bonds, Special Needs Facilities Pooled
                   Program, Series 2008A-1, 5.700%, 7/01/13
        1,500   New York State Energy Research and Development Authority,           10/09 at 100.00            A-         1,501,320
                   Facilities Revenue Bonds, Consolidated Edison Company Inc.,
                   Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12)
                   (Alternative Minimum Tax)
          145   New York State Tobacco Settlement Financing Corporation,             6/13 at 100.00           AA-           155,244
                   Tobacco Settlement Asset-Backed and State Contingency
                   Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                   AMBAC Insured
        4,300   Port Authority of New York and New Jersey, Special Project             No Opt. Call             A         4,696,158
                   Bonds, JFK International Air Terminal LLC, Sixth Series
                   1997, 7.000%, 12/01/12 - NPFG Insured (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,185   Total New York                                                                                            7,651,594
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%
        1,880   Union County, North Carolina, Certificates of Participation,         6/13 at 101.00           AA-         2,053,280
                   Series 2003, 5.000%, 6/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.4%
          775   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco        6/17 at 100.00           BBB           734,723
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-2, 5.125%, 6/01/24
        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,          No Opt. Call             A         1,054,450
                   Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------
        1,775   Total Ohio                                                                                                1,789,173
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 7.3%
          400   Pennsylvania Economic Development Financing Authority,                 No Opt. Call            A-           407,416
                   Pollution Control Revenue Bonds, PPL Electric Utilities
                   Corporation, Refunding Series 2008, 4.850%, 10/01/23
                   (Mandatory put 10/01/10)
          895   Pennsylvania Higher Educational Facilities Authority, College          No Opt. Call           Aaa         1,050,882
                   Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)
          225   Pennsylvania Higher Educational Facilities Authority, Revenue        3/10 at 100.00      BBB- (4)           234,569
                   Bonds, University of the Arts, Series 1999, 5.150%, 3/15/20
                   - RAAI Insured (ETM)
        4,120   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                 8/14 at 100.00          Baa2         4,308,365
                   Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured
        1,535   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth           No Opt. Call           Aaa         1,931,859
                   Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)
          250   Philadelphia Hospitals and Higher Education Facilities              11/09 at 100.00           BBB           250,168
                   Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                   University Hospital, Series 1993A, 6.625%, 11/15/23
        1,085   Pittsburgh School District, Allegheny County, Pennsylvania,            No Opt. Call            A1         1,187,847
                   General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 -
                   AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,510   Total Pennsylvania                                                                                        9,371,106
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%
        1,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue       8/26 at 100.00            A+           765,450
                   Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32
------------------------------------------------------------------------------------------------------------------------------------

12 Nuveen Investments

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.7%
                Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed Bonds, Series 2002A:
$         160      6.125%, 6/01/32                                                   6/12 at 100.00           BBB   $       148,282
          725      6.250%, 6/01/42                                                   6/12 at 100.00           BBB           718,932
------------------------------------------------------------------------------------------------------------------------------------
          885   Total Rhode Island                                                                                          867,214
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.9%
          750   Berkeley County School District, South Carolina, Installment        12/13 at 100.00            A-           794,138
                   Purchase Revenue Bonds, Securing Assets for Education,
                   Series 2003, 5.250%, 12/01/19
        1,540   Piedmont Municipal Power Agency, South Carolina, Electric              No Opt. Call      Baa1 (4)         2,058,764
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured
                   (ETM)
        2,835   Piedmont Municipal Power Agency, South Carolina, Electric              No Opt. Call          Baa1         3,464,738
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured
            5   South Carolina JOBS Economic Development Authority, Economic        11/12 at 100.00        A3 (4)             5,682
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
           20   South Carolina JOBS Economic Development Authority, Economic        11/12 at 100.00            A-            20,304
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002B, 5.625%, 11/15/30
          865   South Carolina JOBS Economic Development Authority, Hospital           No Opt. Call      Baa2 (4)           901,763
                   Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                   7.000%, 12/15/10 (ETM)
          325   Tobacco Settlement Revenue Management Authority, South               5/12 at 100.00       BBB (4)           341,955
                   Carolina, Tobacco Settlement Asset-Backed Bonds, Series
                   2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
        6,340   Total South Carolina                                                                                      7,587,344
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.8%
        1,000   South Dakota Health and Educational Facilities Authority,            5/17 at 100.00           AA-         1,018,280
                   Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/27
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.1%
                Shelby County Health, Educational and Housing Facilities
                Board, Tennessee, Hospital Revenue Bonds, Methodist Healthcare,
                Series 2002:
          750      6.000%, 9/01/17 (Pre-refunded 9/01/12)                            9/12 at 100.00       N/R (4)           854,708
        1,250      6.000%, 9/01/17 (Pre-refunded 9/01/12)                            9/12 at 100.00       N/R (4)         1,424,513
          400   The Tennessee Energy Acquisition Corporation, Gas Revenue              No Opt. Call           BB+           424,752
                   Bonds, Series 2006A, 5.000%, 9/01/13
------------------------------------------------------------------------------------------------------------------------------------
        2,400   Total Tennessee                                                                                           2,703,973
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.7%
        1,055   Austin, Texas, General Obligation Bonds, Series 2004, 5.000%,        9/14 at 100.00           AAA         1,189,903
                   9/01/20 - NPFG Insured
          565   Bexar County Housing Finance Corporation, Texas, FNMA                  No Opt. Call           AAA           596,753
                   Guaranteed Multifamily Housing Revenue Bonds, Villas
                   Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15
                   (Alternative Minimum Tax)
           25   Brazos River Authority, Texas, Collateralized Pollution                No Opt. Call           CCC            15,791
                   Control Revenue Bonds, Texas Utilities Electric Company,
                   Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
        2,000   Brazos River Authority, Texas, Collateralized Revenue                6/14 at 100.00          BBB+         1,960,680
                   Refunding Bonds, CenterPoint Energy Inc., Series 2004B,
                   4.250%, 12/01/17 - FGIC Insured
          500   Brazos River Authority, Texas, Pollution Control Revenue               No Opt. Call           CCC           440,495
                   Refunding Bonds, TXU Electric Company, Series 2001C,
                   5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)
           15   Brazos River Authority, Texas, Pollution Control Revenue               No Opt. Call           CCC            10,971
                   Refunding Bonds, TXU Energy Company LLC, Series 2003A,
                   6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
                   Minimum Tax)
        1,875   Denton Independent School District, Denton County, Texas,            8/16 at 100.00           AAA         2,128,144
                   General Obligation Bonds, Series 2006, 5.000%, 8/15/20
           10   Galveston Property Finance Authority Inc., Texas, Single             3/10 at 100.00          Caa1             9,849
                   Family Mortgage Revenue Bonds, Series 1991A, 8.500%, 9/01/11
          300   Kerrville Health Facilities Development Corporation, Texas,            No Opt. Call          BBB-           282,990
                   Revenue Bonds, Sid Peterson Memorial Hospital Project,
                   Series 2005, 5.125%, 8/15/26
          325   North Texas Thruway Authority, Second Tier System Revenue            1/18 at 100.00            A3           343,314
                   Refunding Bonds, Series 2008, 5.750%, 1/01/38

                                                           Nuveen Investments 13

    | Portfolio of Investments September 30, 2009 (Unaudited)

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)
$          25   Sabine River Authority, Texas, Pollution Control Revenue               No Opt. Call           CCC   $        22,025
                   Bonds, TXU Energy Company LLC Project, Series 2001B,
                   5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)
        1,500   Texas Municipal Gas Acquisition and Supply Corporation I, Gas        1/10 at 100.00             A         1,149,375
                   Supply Revenue Bonds, Series 2006B, 0.750%, 12/15/17
          270   Tri-County Mental Health and Retardation Center, Texas,              3/10 at 100.00           AAA           275,311
                   Revenue Bonds, Facilities Acquisition Program, Series
                   1995E, 6.500%, 3/01/15 - FSA Insured
          160   Weslaco Health Facilities Development Corporation, Texas,            6/12 at 100.00       N/R (4)           173,758
                   Hospital Revenue Bonds, Knapp Medical Center, Series 2002,
                   6.000%, 6/01/17 (Pre-refunded 6/01/12)
------------------------------------------------------------------------------------------------------------------------------------
        8,625   Total Texas                                                                                               8,599,359
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%
          680   Bountiful, Davis County, Utah, Hospital Revenue Refunding              No Opt. Call           N/R           681,414
                   Bonds, South Davis Community Hospital Project, Series 1998,
                   6.000%, 12/15/10
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%
          250   Virginia College Building Authority, Educational Facilities          1/10 at 100.50          BBB-           251,393
                   Revenue Refunding Bonds, Marymount University, Series 1998,
                   5.100%, 7/01/18 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 0.7%
          295   Washington Public Power Supply System, Revenue Refunding               No Opt. Call           Aaa           378,641
                   Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16 -
                   NPFG Insured
          495   Washington State Tobacco Settlement Authority, Tobacco               6/13 at 100.00           BBB           507,434
                   Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%,
                   6/01/26
------------------------------------------------------------------------------------------------------------------------------------
          790   Total Washington                                                                                            886,075
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.8%
                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
          570      6.125%, 6/01/27 (Pre-refunded 6/01/12)                            6/12 at 100.00           AAA           625,495
        1,480      6.375%, 6/01/32 (Pre-refunded 6/01/12)                            6/12 at 100.00           AAA         1,671,897
        1,000   Wisconsin Health and Educational Facilities Authority, Revenue       7/11 at 100.00            A-         1,025,440
                   Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%,
                   7/01/21
        1,150   Wisconsin Health and Educational Facilities Authority, Revenue       2/10 at 100.00           N/R         1,151,415
                   Bonds, Aurora Health Care Inc., Series 1999A, 5.500%,
                   2/15/20 - ACA Insured
                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Wheaton Franciscan Healthcare System, Series 2006:
          200      5.250%, 8/15/18                                                   8/16 at 100.00          BBB+           200,102
          180      5.250%, 8/15/34                                                   8/16 at 100.00          BBB+           162,657
------------------------------------------------------------------------------------------------------------------------------------
        4,580   Total Wisconsin                                                                                           4,837,006
------------------------------------------------------------------------------------------------------------------------------------
$     125,955   Total Long-Term Investments (cost $121,082,706) - 98.4%                                                 125,596,848
=============-----------------------------------------------------------------------------------------------------------------------

14 Nuveen Investments

    PRINCIPAL                                                                         OPTIONAL CALL
  AMOUNT (000)  DESCRIPTION (1)                                                       PROVISIONS (2)   RATINGS (3)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%
$         366   State Street Bank Euro Dollar Time Deposit, 0.010%, 10/01/09                    N/A           N/A   $       366,110
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $366,110)                                                                366,110
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $121,448,816) - 98.7%                                                           125,962,958
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      1,619,464
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                   $   127,582,422
                ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/A   Not applicable.

N/R   Not rated.

(ETM) Escrowed to maturity.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 15

| Statement of
| Assets & Liabilities September 30, 2009 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $121,448,816)                       $   125,962,958
Receivables:
   Interest                                                           1,929,206
   Investments sold                                                     201,063
Other assets                                                              3,305
--------------------------------------------------------------------------------
   Total assets                                                     128,096,532
--------------------------------------------------------------------------------
LIABILITIES
Dividends payable                                                       413,941
Accrued expenses:
   Management fees                                                       50,946
   Other                                                                 49,223
--------------------------------------------------------------------------------
     Total liabilities                                                  514,110
--------------------------------------------------------------------------------
Net assets                                                      $   127,582,422
================================================================================
Shares outstanding                                                   12,409,256
================================================================================
Net asset value per share outstanding                           $         10.28
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Shares, $.01 par value per share                                $       124,093
Paid-in surplus                                                     138,456,082
Undistributed (Over-distribution of) net investment income               (2,129)
Accumulated net realized gain (loss) from investments               (15,509,766)
Net unrealized appreciation (depreciation) of investments             4,514,142
--------------------------------------------------------------------------------
Net assets                                                      $   127,582,422
================================================================================
Authorized shares                                                     Unlimited
================================================================================

                                 See accompanying notes to financial statements.

16 Nuveen Investments

| Statement of
| Operations Six Months Ended September 30, 2009 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME                                              $      3,097,227
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         306,096
Shareholders' servicing agent fees and expenses                           4,206
Custodian's fees and expenses                                            13,390
Trustees' fees and expenses                                               1,873
Professional fees                                                         6,874
Shareholders' reports - printing and mailing expenses                    18,418
Stock exchange listing fees                                               4,627
Investor relations expense                                                4,988
Other expenses                                                            2,494
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                              362,966
   Custodian fee credit                                                     (23)
--------------------------------------------------------------------------------
Net expenses                                                            362,943
--------------------------------------------------------------------------------
Net investment income                                                 2,734,284
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                29,287
Change in net unrealized appreciation (depreciation)
   of investments                                                     7,347,383
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               7,376,670
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $     10,110,954
================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 17

| Statement of
| Changes in Net Assets (Unaudited)

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      9/30/09            3/31/09
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                          $    2,734,284    $     5,378,446
Net realized gain (loss) from investments                                              29,287           (169,721)
Change in net unrealized appreciation (depreciation) of investments                 7,347,383         (4,677,263)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                              10,110,954            531,462
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                         (2,605,369)        (5,412,105)
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                          (2,605,369)        (5,412,105)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to reinvestment of                 65,327             60,823
   distributions
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to shares from capital                65,327             60,823
   share transactions
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                               7,570,912         (4,819,820)
Net assets at the beginning of period                                             120,011,510        124,831,330
-----------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                $  127,582,422    $   120,011,510
=================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of       $       (2,129)   $      (131,044)
   period
=================================================================================================================

                                 See accompanying notes to financial statements.

18 Nuveen Investments

| Notes to
| Financial Statements(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in a investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (the "Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with US generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At September 30, 2009, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

                                                           Nuveen Investments 19

| Notes to
| Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Derivative Instrument

The Fund is authorized to invest in certain derivative instruments including forwards, futures, options and swap contracts. Although the Fund is authorized to invest in such derivative instruments, and may do so in the future, it did not make any such investments during the six months ended September 30, 2009.

Zero Coupon Securities

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2009:

                                   LEVEL 1             LEVEL 2        LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds             $        --    $    125,596,848    $        --    $  125,596,848
   Short-Term Investments          366,110                  --             --           366,110
-----------------------------------------------------------------------------------------------
Total                          $   366,110    $    125,596,848    $        --    $  125,962,958
===============================================================================================

20 Nuveen Investments

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes. The Fund did not invest in derivative instruments during the six months ended September 30, 2009.

4. FUND SHARES

Share Repurchases

Transactions in shares were as follows:

                                                       SIX MONTHS           YEAR
                                                            ENDED          ENDED
                                                          9/30/09        3/31/09
--------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                     6,617          6,233
Shares repurchased                                             --             --
================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended September 30, 2009, aggregated $3,313,338 and $2,331,000, respectively.

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $121,364,494.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                   $   6,469,259
   Depreciation                                                      (1,870,795)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments         $   4,598,464
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2009, the Fund's last tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                             $     216,604
Undistributed net ordinary income **                                         --
Undistributed net long-term capital gains                                    --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 3, 2009, paid on April 1, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Fund's last tax year ended March 31, 2009, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net tax-exempt income                          $   5,430,482
Distributions from net ordinary income **                                    --
Distributions from net long-term capital gains                               --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                                                           Nuveen Investments 21

| Notes to
| Financial Statements (Unaudited) (continued)

At March 31, 2009, the Fund's last tax year end, the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

--------------------------------------------------------------------------------
Expiration:
   March 31, 2010                                                 $      14,922
   March 31, 2011                                                     6,523,386
   March 31, 2012                                                     8,737,799
   March 31, 2013                                                         4,977
   March 31, 2014                                                        14,448
   March 31, 2015                                                        11,084
   March 31, 2016                                                        44,763
   March 31, 2017                                                       148,403
--------------------------------------------------------------------------------
Total                                                             $  15,499,782
================================================================================

The Fund elected to defer net realized losses from investments incurred from November 1, 2008 through March 31, 2009, the Fund's last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October capital losses of $24,024 are treated as having arisen on the first day of the current fiscal year.

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS (1)                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .3000%
For the next $125 million                                                 .2875
For the next $250 million                                                 .2750
For the next $500 million                                                 .2625
For the next $1 billion                                                   .2500
For net assets over $2 billion                                            .2375
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of September 30, 2009, the complex-level fee rate was .1901%.

22 Nuveen Investments

The complex-level fee schedule is as follows:

COMPLEX-LEVEL NET ASSET BREAKPOINT
LEVEL (1)                                     EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

8. SUBSEQUENT EVENTS

Distributions to Shareholders

The Fund declared a dividend distribution of $.0350 per share from its tax-exempt net investment income which was paid on November 2, 2009, to shareholders of record on October 15, 2009.

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date - that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Fund has performed an evaluation of subsequent events through November 25, 2009, which is the date the financial statements were issued.

                                                           Nuveen Investments 23

| Financial
| Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

                                            INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                  -----------------------------------  -------------------------------
                                                         NET
                        BEGINNING          NET     REALIZED/                  NET                           ENDING        ENDING
                        NET ASSET   INVESTMENT    UNREALIZED           INVESTMENT   CAPITAL              NET ASSET        MARKET
                            VALUE       INCOME    GAIN (LOSS)   TOTAL      INCOME     GAINS     TOTAL        VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2010 (a)                   $ 9.68         $.22         $ .59     $.81       $(.21)     $ --     $(.21)      $10.28        $10.31
2009                        10.07          .43          (.38)     .05        (.44)       --      (.44)        9.68          9.98
2008                        10.19          .44          (.12)     .32        (.44)       --      (.44)       10.07          9.80
2007                        10.15          .46           .05      .51        (.47)       --      (.47)       10.19          9.94
2006                        10.22          .48          (.07)     .41        (.48)       --      (.48)       10.15          9.95
2005                        10.35          .49          (.14)     .35        (.48)       --      (.48)       10.22          9.30
=================================================================================================================================

24 Nuveen Investments

                                                           RATIOS/SUPPLEMENTAL DATA
                                           -------------------------------------------------------
                                                            RATIOS TO AVERAGE
                      TOTAL RETURNS                            NET ASSETS
                   --------------------                  -------------------------
                   BASED ON    BASED ON        ENDING                          NET       PORTFOLIO
                     MARKET   NET ASSET    NET ASSETS                   INVESTMENT        TURNOVER
                      VALUE*      VALUE*         (000)   EXPENSES**         INCOME            RATE
---------------------------------------------------------------------------------------------------
Year Ended 3/31:
2010 (a)               5.50%       8.46%     $127,582         .59%***         4.43%***           2%
2009                   6.53         .52       120,012         .61             4.43               8
2008                   3.18        3.18       124,831         .59             4.37              11
2007                   4.75        5.10       126,316         .62             4.44              15
2006                  12.21        4.02       125,857         .59             4.67               7
2005                  (1.52)       3.44       126,645         .61             4.81              10
===================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

(a)   For the six months ended September 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 25

Annual Investment Management Agreement Approval Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "Independent Board Members"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the "May Meeting"), the Board of Trustees (the "Board," and each Trustee, a "Board Member") of the Fund, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreement (the "Advisory Agreement") between the Fund and Nuveen Asset Management ("NAM") for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the "April Meeting"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreement, the Independent Board Members reviewed a broad range of information relating to the Fund and NAM, including absolute performance, fee and expense information for the Fund as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Fund, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. ("Winslow Capital"), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreement, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Fund resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreement. Each Board Member may have accorded different weight to

26 Nuveen Investments
the various factors in reaching his or her conclusions with respect to the Fund's Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In considering renewal of the Advisory Agreement, the Independent Board Members considered the nature, extent and quality of NAM's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Fund; the performance record of the Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered NAM's efforts, expertise and other actions taken to address matters as they arose that impacted the Fund. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM's continuous review of the Nuveen funds' investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. With respect to closed-end funds that issued auction rate preferred shares ("ARPs") or that otherwise utilize leverage, the Independent Board Members noted, in particular, NAM's efforts in refinancing the preferred shares of such funds frozen by the collapse of the auction rate market and managing leverage during a period of rapid market declines, particularly for the non-equity funds. Such efforts included negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs, liquidating portfolio securities during difficult times to meet leverage ratios, and seeking alternative forms of debt and other leverage that may over time reduce financing costs associated with ARPs and enable the funds that have issued ARPs to restore liquidity to ARPs holders. The Independent Board Members also noted Nuveen's continued commitment and efforts to keep investors and financial advisers informed as to its progress with the ARPs through, among other things, conference calls, emails, press releases, information posted on its website, and telephone calls and in-person meetings with financial advisers. In addition to the foregoing, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding

                                                           Nuveen Investments 27
of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining websites; and providing educational seminars.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of NAM's investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Fund, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM's compliance program, including the report of the chief compliance officer regarding the Fund's compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory Agreement were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND NAM

The Board considered the investment performance of the Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks (as applicable). The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group and recognized and/or customized benchmarks (as applicable) for the quarter-, one-, three- and five-year periods ending December 31, 2008 and for the same periods ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen municipal funds managed by NAM in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund's performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund's investment objectives and strategies thereby hindering a meaningful comparison of the fund's performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Fund in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Fund.

28 Nuveen Investments

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that the Fund's investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

      1. FEES AND EXPENSES

      The Board evaluated the management fees and expenses of the Fund reviewing, among other things, the Fund's gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the "Peer Universe") and in certain cases, to a more focused subset of funds in the Peer Universe (the "Peer Group").

      The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. In addition, the Independent Board Members considered, among other things, the differences in the use and type of leverage compared to the peers. In reviewing the fee schedule for the Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since
      1999).

      Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund's management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

      2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

      The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM's municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Fund and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Fund. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Fund (as discussed above) is much more extensive

                                                           Nuveen Investments 29
      than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Fund, the Independent Board Members believe such facts justify the different levels of fees.

      3. PROFITABILITY OF NUVEEN

      In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

      In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

      Based on their review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

      In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Fund as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Fund, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Fund. Based on their

30 Nuveen Investments
      review of the overall fee arrangements of the Fund, the Independent Board Members determined that the advisory fees and expenses of the Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. In this regard, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Fund's complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen's revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. INDIRECT BENEFITS

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits NAM or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen's trading desk.

                                                           Nuveen Investments 31

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by the Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Fund and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Fund were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreement are fair and reasonable, that NAM's fees are reasonable in light of the services provided to the Fund and that the Advisory Agreement be renewed.

32 Nuveen Investments

Reinvest Automatically Easily and Conveniently

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

                                                           Nuveen Investments 33
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

34 Nuveen Investments

Glossary of Terms Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 35

Notes

36 Nuveen Investments

Other Useful Information

BOARD OF TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) the Fund's quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

The Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

The Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

SHARE INFORMATION

The Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund did not repurchase any of its common shares.

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 37

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

Distributed by
Nuveen Investments, LLC                                 It's not what you earn,
333 West Wacker Drive                                     it's what you keep.(R)
Chicago, IL 60606
www.nuveen.com

ESA-A-0909D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: December 7, 2009
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 7, 2009
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 7, 2009
    -------------------------------------------------------------------